Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Private Corporation [Member]
Loans	2,202,613	2,089,520
State Owned Corporation [Member]
Loans	538,638	232,893
Private Banking and financial Institutions [Member]
Loans	1,775,938	1,716,406
State Owned Banking and financial Institutions [Member]
Loans	416,085	447,757
Private Middle Market Companies [Member]
Loans	681,912	445,731
Sovereign [Member]
Loans	$ 100,370	$ 27,266